Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 2,893	$ 2,890
Cost of goods sold	2,151	2,197
Gross profit	742	693
Operating expenses:
Selling and marketing	432	498
General and administrative	539	705
Operating expenses	971	1,203
Loss from operations	(229)	(510)
Other expense, net	(43)	(11)
Loss before income taxes	(272)	(521)
Income tax expense, net	(6)	(18)
Net loss	$ (278)	$ (539)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)
Weighted average basic and diluted common shares outstanding	40,972,394	38,710,416